UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.0%
Consumer Discretionary - 20.8%
Cable Television Services - 3.6%
Comcast Corp.-Class A	1,376,840	$71,265,238

Cosmetics - 1.0%
Estee Lauder Cos., Inc. (The)-Class A,	269,710	19,572,855

Diversified Media - 0.8%
Liberty Media Corp.-Class A (a)	122,240	15,855,750

Diversified Retail - 2.4%
Amazon.com, Inc. (a)	52,040	15,826,925
Costco Wholesale Corp.	273,580	31,647,735

		47,474,660

Entertainment - 2.4%
Walt Disney Co. (The)	598,437	47,479,991

Leisure Time - 2.4%
Priceline Group, Inc. (The) (a)	40,740	47,166,735

Recreational Vehicles & Boats - 1.3%
Polaris Industries, Inc.	202,020	27,137,347

Restaurants - 1.9%
Starbucks Corp.	527,436	37,247,530

Specialty Retail - 3.1%
Home Depot, Inc. (The)	565,090	44,930,306
O’Reilly Automotive, Inc. (a)	120,680	17,955,977

		62,886,283

Textiles, Apparel & Shoes - 1.9%
Michael Kors Holdings Ltd. (a)	163,330	14,895,696
NIKE, Inc.-Class B	312,947	22,829,484

		37,725,180

		413,811,569

Technology - 20.4%
Computer Services, Software & Systems - 12.4%
ANSYS, Inc. (a)	365,190	27,867,649
Cognizant Technology Solutions Corp.-Class A (a)	762,430	36,524,209
F5 Networks, Inc. (a)	293,090	30,824,275
Facebook, Inc.-Class A (a)	503,100	30,075,318
Google, Inc.-Class A (a)	91,815	49,110,007
Google, Inc.-Class C (a)	91,815	48,355,288
Informatica Corp. (a)	486,661	17,252,133
ServiceNow, Inc. (a)	152,904	7,602,387

		247,611,266

Computer Technology - 4.3%
Apple, Inc.	146,780	86,613,410

Electronic Components - 1.8%
Amphenol Corp.-Class A	375,340	35,788,669

Company	Shares	U.S. $ Value
Semiconductors & Component - 1.9%
Linear Technology Corp.	836,430	$37,221,135

		407,234,480

Health Care - 17.6%
Biotechnology - 5.4%
Biogen Idec, Inc. (a)	218,858	62,838,509
Celgene Corp. (a)	85,310	12,541,423
Quintiles Transnational Holdings, Inc. (a)	686,537	32,356,489

		107,736,421

Health Care Management Services - 1.6%
UnitedHealth Group, Inc.	416,672	31,267,067

Health Care Services - 0.9%
McKesson Corp.	111,490	18,862,993

Medical Equipment - 1.9%
Intuitive Surgical, Inc. (a)	104,850	37,924,245

Pharmaceuticals - 7.8%
Allergan, Inc./United States	459,168	76,148,421
Gilead Sciences, Inc. (a)	1,003,890	78,795,326

		154,943,747

		350,734,473

Consumer Staples - 11.2%
Beverage: Soft Drinks - 2.7%
Keurig Green Mountain, Inc.	202,290	18,950,527
Monster Beverage Corp. (a)	502,380	33,639,365

		52,589,892

Drug & Grocery Store Chains - 2.8%
CVS Caremark Corp.	771,590	56,110,025

Foods - 3.2%
Hershey Co. (The)	273,680	26,338,963
Mead Johnson Nutrition Co.-Class A	421,670	37,216,594

		63,555,557

Tobacco - 2.5%
Philip Morris International, Inc.	586,969	50,144,762

		222,400,236

Producer Durables - 10.5%
Aerospace - 2.3%
Boeing Co. (The)	345,330	44,554,476

Air Transport - 1.6%
Copa Holdings SA-Class A	237,920	32,185,818

Back Office Support, HR & Consulting - 0.3%
CoStar Group, Inc. (a)	33,498	5,389,493

Diversified Manufacturing Operations - 2.6%
Danaher Corp.	709,357	52,052,617

Company	Shares	U.S. $ Value
Scientific Instruments: Control & Filter - 1.2%
Parker Hannifin Corp.	191,120	$24,249,306

Scientific Instruments: Electrical - 1.6%
AMETEK, Inc.	601,826	31,728,267

Scientific Instruments: Gauges & Meters - 0.9%
Mettler-Toledo International, Inc. (a)	79,000	18,416,480

		208,576,457

Financial Services - 8.0%
Asset Management & Custodian - 1.6%
Affiliated Managers Group, Inc. (a)	77,546	15,369,617
BlackRock, Inc.-Class A	58,340	17,560,340

		32,929,957

Financial Data & Systems - 3.6%
Visa, Inc.-Class A	356,780	72,287,196

Insurance: Property-Casualty - 0.4%
Verisk Analytics, Inc.-Class A (a)	128,817	7,740,614

Securities Brokerage & Services - 2.4%
IntercontinentalExchange Group, Inc.	230,603	47,144,477

		160,102,244

Materials & Processing - 2.9%
Fertilizers - 1.7%
Monsanto Co.	307,601	34,051,431

Metal Fabricating - 1.2%
Precision Castparts Corp.	92,573	23,429,300

		57,480,731

Energy - 2.6%
Oil Well Equipment & Services - 2.6%
Oceaneering International, Inc.	154,309	11,307,764
Schlumberger Ltd.	393,910	40,001,560

		51,309,324

Total Common Stocks (cost $1,483,423,728)		1,871,649,514

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (b) (cost $107,378,608)	107,378,608	107,378,608

Total Investments - 99.4% (cost $1,590,802,336) (c)		1,979,028,122
Other assets less liabilities-0.6%		11,714,932

Net Assets - 100.0%		$1,990,743,054

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $400,417,512 and gross unrealized depreciation of investments was $(12,191,726), resulting in net unrealized appreciation of $388,225,786.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Large Cap Growth Fund

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,871,649,514		$	– 0	–	$	– 0	–	$1,871,649,514
Short-Term Investments	107,378,608			– 0	–		– 0	–	107,378,608

Total Investments in Securities	1,979,028,122			– 0	–		– 0	–	1,979,028,122
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,979,028,122		$	– 0	–	$	– 0	–	$1,979,028,122

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 23, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 23, 2014